Operating Leases	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Operating Leases

8.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on non-cancellable time charter leases in respect of our vessels as of September 30, 2019, were as follows:

Period ending December 31,
(in thousands of $)
2019 (1)	34,703
2020	53,497
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	147,405

(1) For the three months ending December 31, 2019.

Subsequent to September 30, 2019, the Golar Kelvin and Golar Glacier commenced charters.

With the exception of the Hilli which has a carrying value of $1,226.0 million as of September 30, 2019, management's intention is that all owned vessels are available to be used by customers under operating lease arrangements.

The components of operating lease income were as follows:

Nine months ended September 30, 2019
(in thousands of $)
Operating lease income	59,961
Variable lease income (1)	6,539
Total operating lease income	66,500
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	Nine months ended September 30, 2019
Operating lease cost (1)	4,173
Variable lease cost (2)	1,990
Total operating lease cost	6,163

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in income statement line-items "Vessel operating expenses" and "Administrative expenses".

Our weighted average remaining lease term for our operating leases is 5.6 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.5%.

The maturity of our lease liabilities is as follows:

(in thousands of $)
Year ending December 31,	Operating leases
2019 (1)	1,093
2020	3,348
2021	2,190
2022	1,179
2023	475
Thereafter	2,383
Total operating lease liabilities on September 30, 2019	10,668
(1) For the three months ending December 31, 2019.

Operating Leases

8.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on non-cancellable time charter leases in respect of our vessels as of September 30, 2019, were as follows:

Period ending December 31,
(in thousands of $)
2019 (1)	34,703
2020	53,497
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	147,405

(1) For the three months ending December 31, 2019.

Subsequent to September 30, 2019, the Golar Kelvin and Golar Glacier commenced charters.

With the exception of the Hilli which has a carrying value of $1,226.0 million as of September 30, 2019, management's intention is that all owned vessels are available to be used by customers under operating lease arrangements.

The components of operating lease income were as follows:

Nine months ended September 30, 2019
(in thousands of $)
Operating lease income	59,961
Variable lease income (1)	6,539
Total operating lease income	66,500
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	Nine months ended September 30, 2019
Operating lease cost (1)	4,173
Variable lease cost (2)	1,990
Total operating lease cost	6,163

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in income statement line-items "Vessel operating expenses" and "Administrative expenses".

Our weighted average remaining lease term for our operating leases is 5.6 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.5%.

The maturity of our lease liabilities is as follows:

(in thousands of $)
Year ending December 31,	Operating leases
2019 (1)	1,093
2020	3,348
2021	2,190
2022	1,179
2023	475
Thereafter	2,383
Total operating lease liabilities on September 30, 2019	10,668
(1) For the three months ending December 31, 2019.